LEASES - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) tanker vessels	Dec. 31, 2022 USD ($) tanker	Dec. 31, 2021 USD ($) vessels	Dec. 31, 2020 USD ($) vessels
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases	$ 900,000	$ 2,900,000	$ 11,800,000
Number of vessels under capital lease | vessels	2		2	2
Weighted average lessee's incremental borrowing rate	2.50%	2.70%	7.10%
Weighted average remaining lease term	2 years	3 years	5 years
Vessels	$ 4,633,169,000	$ 3,650,652,000
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Vessels	5,612,454,000	4,517,155,000	$ 4,196,967,000	$ 3,900,164,000
Cost | Property, plant and equipment subject to operating leases
Disclosure of quantitative information about right-of-use assets [line items]
Vessels	206,100,000	100,100,000
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Vessels	(979,285,000)	(866,503,000)	(729,667,000)	$ (599,708,000)
Accumulated depreciation | Property, plant and equipment subject to operating leases
Disclosure of quantitative information about right-of-use assets [line items]
Vessels	$ (36,000,000)	(3,900,000)
SFL Corporation Limited
Disclosure of quantitative information about right-of-use assets [line items]
Contingent rental income		600,000	3,600,000
Profit share payable		$ 0	300,000
LR2 Tanker
Disclosure of quantitative information about right-of-use assets [line items]
Number of assets on fixed rate time charter | tanker	4	2
Number of assets on fixed rate time charter with extension option | tanker	2	2
Extention period for fixed rate time charters	1 year	1 year
Office lease
Disclosure of quantitative information about right-of-use assets [line items]
Lease expenses	$ 900,000	$ 900,000	1,500,000
Leased in vessels
Disclosure of quantitative information about right-of-use assets [line items]
Lease expenses	0	2,200,000	8,600,000
Time charter leases
Disclosure of quantitative information about right-of-use assets [line items]
Lease expenses	$ 0	$ 0	$ 2,700,000